UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05986

T. Rowe Price Index Trust, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2023
Annual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TRMNX Mid-Cap Index Fund –
.
TRMSX Mid-Cap Index Fund–
.
I  Class
TRSZX Mid-Cap Index Fund–
.
Z Class

T. ROWE PRICE Mid-Cap Index Fund
HIGHLIGHTS
The Mid-Cap Index Fund produced positive returns in 2023 and closely tracked its benchmark, the Russell Select Midcap Index.
Sector performance within the Russell index was mostly positive during the period. The information technology sector was by far the largest contributor, while the utilities sector exhibited losses.
The fund employs a full replication strategy, which involves investing substantially all of its assets in all of the stocks in the index and seeking to maintain holdings of each stock in proportion to its weight in the index. As of December 31, information technology was the fund’s largest sector allocation. The portfolio had very little exposure to the utilities and consumer staples sectors.
The trajectories of the economy, corporate earnings, and interest rates are unpredictable, and investor sentiment toward the broad market and various market segments could change without warning. Our job is to replicate the structure of the Russell Select Midcap Index and attempt to track the index’s performance.
Log in to your account at troweprice.com for more information.
* An account service fee will be charged annually for each T. Rowe Price mutual fund account unless you meet criteria for a fee waiver. Go to troweprice.com/personal-investing/help/fees-and-
minimums.html to learn more about this account service fee, including other ways to waive it.

T. ROWE PRICE Mid-Cap Index Fund
Market Commentary

Dear Shareholder
Global stock and bond indexes were broadly positive during 2023 as most economies managed to avoid the recession that was widely predicted at the start of the year. Technology companies benefited from investor enthusiasm for artificial intelligence developments and led the equity rally, while fixed income benchmarks rebounded late in the year amid falling interest rates.
For the 12-month period, the technology-oriented Nasdaq Composite
Index rose about 43%, reaching a record high and producing the strongest result of the major benchmarks. Growth stocks outperformed value shares, and developed market stocks generally outpaced their emerging markets counterparts. Currency movements were mixed over the period, although a weaker dollar versus major European currencies was beneficial for U.S.
investors in European securities.
Within the S&P 500 Index, which finished the year just short of the record level it reached in early 2022, the information technology, communication services, and consumer discretionary sectors were all lifted by the tech rally and recorded significant gains. A small group of tech-oriented mega-cap companies helped drive much of the market’s advance. Conversely, the defensive utilities sector had the weakest returns in the growth-focused environment, and the energy sector also lost ground amid declining oil prices. The financials sector bounced back from the failure of three large regional banks in the spring and was one of the top-performing segments in the second half of the year.
The U.S. economy was the strongest among the major markets during the period, with gross domestic product growth coming in at 4.9% in the third quarter, the highest since the end of 2021. Corporate fundamentals were also broadly supportive. Year-over-year earnings growth contracted in the first and second quarters of 2023, but results were better than expected, and earnings growth turned positive again in the third quarter. Markets remained resilient despite a debt ceiling standoff in the U.S., the outbreak of war in the Middle
East, the continuing conflict between Russia and Ukraine, and a sluggish economic recovery in China.
Inflation remained a concern, but investors were encouraged by the slowing pace of price increases as well as the possibility that the Federal Reserve was nearing the end of its rate-hiking cycle. The Fed held rates steady after raising its short-term lending benchmark rate to a target range of 5.25% to 5.50% in
July, the highest level since March 2001, and at its final meeting of the year in
December, the central bank indicated that there could be three 25-basis-point rate cuts in 2024.

T. ROWE PRICE Mid-Cap Index Fund

The yield of the benchmark 10-year U.S. Treasury note briefly reached 5.00%
in October for the first time since late 2007 before falling back to 3.88% by period-end, the same level where it started the year, amid cooler-than-expected inflation readings and less-hawkish Fed rhetoric. Fixed income benchmarks were lifted late in the year by falling yields. Investment-grade and high yield corporate bonds produced solid returns, supported by the higher coupons that have become available over the past year, as well as increasing hopes that the economy might be able to avoid a recession.
Global economies and markets showed surprising resilience in 2023, but considerable uncertainty remains as we look ahead. Geopolitical events, the path of monetary policy, and the impact of the Fed’s rate hikes on the economy all raise the potential for additional volatility. We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to help identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Mid-Cap Index Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization U.S. stocks.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Mid-Cap Index Fund returned 29.65% versus 29.95% for its benchmark, the Russell Select Midcap Index. Fund performance tends to slightly lag that of the index due to operating and management expenses. (Performance for the
I and Z Class shares will vary due to different fee structures. Past performance cannot guarantee future results .)
As a reminder, the fund
is not available for direct
purchase by members of
the public. All investments
in the fund must be made
by T. Rowe Price or one
of its affiliated investment
advisers on behalf of mutual
funds, 529 plans, or other
institutional client accounts
for which T. Rowe Price or
its affiliate has discretionary
investment authority.
What factors influenced the fund’s performance?
Most sectors within the Russell index produced positive returns during the
12-month period. Generally favorable corporate earnings, a resilient economy, and increased investor interest in artificial intelligence (AI) also provided a favorable backdrop for mid-cap U.S. equities.
Within our portfolio, information technology stocks contributed the most in absolute terms. Software, IT services, and semiconductor companies were among the best performers in the portfolio, with Palo Alto Networks,
Snowflake, and Marvell Technology, respectively, being particularly strong.
Shares of these companies soared with other technology names as the sector was driven by demand for companies expected to benefit from AI. Also, the prospects for lower interest rates in 2024 gave growth stocks an additional
PERFORMANCE COMPARISON
Total Return
Periods Ended 12/31/23 6 Months 12 Months
Mid-Cap Index Fund –
.
12.15% 29.65%
Mid-Cap Index Fund–
.
I  Class 12.24 29.87
Mid-Cap Index Fund–
.
Z  Class 12.36 30.09
Russell Select Midcap
Index 12.31 29.95

T. ROWE PRICE Mid-Cap Index Fund

boost at the end of the year. Falling interest rates help high-growth companies by increasing the present value of their future profits. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)
The industrials and business services sector also exhibited positive returns; the ground transportation segment performed best. Shares of leading ride-share brand Uber Technologies surged for most of the year, as strong corporate earnings provided a favorable backdrop. Bookings accelerated across the company’s mobility and delivery segments as demand in the U.S. strengthened, most notably in the third quarter. Shares rallied even further at the end of the year in anticipation of Uber Technologies being added to the large-cap S&P 500
Index. The building products segment also advanced during the year, led by
Builders FirstSource, a maker of assorted building products used in new home construction, as well as remodeling, repairs, and renovations. Shares surged as the company reported better-than-expected third-quarter earnings and as a sharp drop in mortgage interest rates boosted sentiment toward homebuilding-
related industries. The stock was also added to the S&P 500 late in the year.
Conversely, utilities shares declined for the 12-month period. Rising interest rates pressured the utilities sector throughout the year as the high dividend payments that utilities companies typically offer become less attractive to investors as bond yields climb higher. Within our portfolio, electric utilities companies performed worst as Hawaiian Electric Industries detracted from returns. Shares sold off strongly in August after the company acknowledged that its power lines had started a wildfire on Maui.
Energy shares also declined during the 12-month period; oil, gas, and consumable fuels companies were weakest. Energy companies Texas Pacific
Land and Antero Resources were the worst performers in the sector as generally lower oil prices in 2023 weighed on shares.
How is the fund positioned?
The Mid-Cap Index Fund seeks to replicate the structure and performance of its benchmark, the Russell Select Midcap Index. The index, which was created for T. Rowe Price and is administered by the Russell Investment Group, consists of approximately 500 stocks and includes all stocks in the Russell 1000 Index, except for those also included in the S&P 500 Index.

T. ROWE PRICE Mid-Cap Index Fund

The fund employs a full replication strategy, which involves investing substantially all of its assets in all of the stocks in the index and seeking to maintain holdings of each stock in proportion to its weight in the index. Since the portfolio is designed to track its index, it does not have the flexibility to shift assets toward stocks or sectors that are rising or away from those that are declining.
At the end of our reporting
period, information
technology was the fund’s
largest sector allocation,
as shown in the Sector
Diversification table. The
financials, industrials and
business services, consumer
discretionary, and health care
sectors were also significant.
The portfolio had very little
exposure to the utilities and
consumer staples sectors.
What is portfolio
management’s outlook?
Continued trends in
disinflation, alongside a
handful of benign jobs
reports, have lengthened
the runway for an economic
soft landing. The Federal
Reserve’s dovish pivot—and
implied rate cut cadence—has encouraged risk-on behavior as the probability of a recession continues to decline. We believe equity returns are likely to be more subdued in 2024; an additional move higher will likely hinge on the ability of companies to demonstrate meaningful earnings and free cash flow growth following the significant move up in the last 12 months, which was aided in large part by multiple expansion.
SECTOR DIVERSIFICATION
Percent of Net Assets
6/30/23 12/31/23
Information Technology   19.9% 21.6%
Financials   16.4 18.1
Industrials and Business
Services   18.3 16.6
Consumer Discretionary   12.5 11.5
Health Care   10.9 9.6
Real Estate   5.8 5.8
Communication Services   4.7 4.9
Materials   4.1 4.6
Energy   3.0 3.2
Consumer Staples   2.5 2.6
Utilities   1.4 1.3
Other and Reserves   0.5 0.2
Total 100.0% 100.0%
Historical weightings reflect current industry/sector
classifications.

T. ROWE PRICE Mid-Cap Index Fund

The trajectories of the economy, corporate earnings, and interest rates are unpredictable, and investor sentiment toward the broad market and various market segments could change without warning. Our job is not to determine which stocks or sectors are likely to perform best but, rather, to replicate the structure of the Russell Select Midcap Index to provide broad exposure to mid-
cap stocks and to attempt to track the index’s performance.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE Mid-Cap Index Fund

RISKS OF INVESTING IN THE MID-CAP INDEX FUND
Common stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the U.S. stock market, such as when the U.S.
financial markets decline, or because of factors that affect a particular company or industry.
Investing primarily in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment. Because the fund invests primarily in securities issued by mid-cap companies, it is likely to be more volatile than a fund that focuses on securities issued by large companies. Medium-sized companies may have less seasoned management, narrower product lines, and less capital reserves and less liquidity than larger companies and are therefore more sensitive to economic, market, and industry changes.
Because the fund is passively managed and seeks to match the performance of its benchmark index, holdings are generally not reallocated based on changes in market conditions or outlook for a specific security, industry, or market sector. As a result, the fund’s performance may lag the performance of actively managed funds.
The returns of the fund are expected to be slightly below the returns of its benchmark index (referred to as “tracking error”) because the fund incurs fees and transaction expenses while the index has no fees or expenses. The risk of tracking error is increased to the extent the fund is unable to fully replicate its benchmark index, which could result from changes in the composition of the index or the timing of purchases and redemptions of fund shares.
BENCHMARK INFORMATION
Note: London Stock Exchange Group plc and its group undertakings
(collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies.  “Russell
®
” is/are a trademark(s)
of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither
LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written

T. ROWE PRICE Mid-Cap Index Fund

consent. The LSE Group does not promote, sponsor or endorse the content of this communication. The LSE Group is not responsible for the formatting or configuration of this material or for any inaccuracy in T. Rowe Price’s presentation thereof.
PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST HOLDINGS
Percent of
Net Assets
12/31/23
Snowflake 1.6%
Workday 1.4
KKR 1.4
Crowdstrike Holdings 1.4
Marvell Technology 1.3
Apollo Global Management 1.2
Block 1.0
Cheniere Energy 1.0
Ferguson 1.0
Atlassian 0.9
Datadog 0.8
Palantir Technologies 0.8
Trade Desk 0.8
DoorDash 0.8
Coinbase Global 0.7
Veeva Systems 0.7
MongoDB 0.7
HubSpot 0.7
Spotify Technology 0.7
Cloudflare 0.6
Alnylam Pharmaceuticals 0.6
Splunk 0.6
ICON 0.6
Pinterest 0.5
ROBLOX 0.5
Total 22.3%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.
BENCHMARK INFORMATION (continued)

T. ROWE PRICE Mid-Cap Index Fund

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
MID-CAP INDEX FUND
Note: Performance for the I and Z Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table on the next page.

T. ROWE PRICE Mid-Cap Index Fund

AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 12/31/23 1 Year 5 Years
Since
Inception
Inception
Date
Mid-Cap Index Fund –
.
29.65% 13.38% 11.22% 12/9/15
Mid-Cap Index Fund–
.
I  Class 29.87 13.52 11.34 12/9/15
Mid-Cap Index Fund–
.
Z  Class 30.09 – 22.74 3/16/20
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1-800-225-5132 or, for I and Z Class shares, 1-800-638-8790.
This table shows how the fund would have performed each year if its actual (or cumulative)
returns had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE Mid-Cap Index Fund

EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has three share classes: The Investor Class charges no distribution and service (12b-1) fee, the I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment, and Z Class shares are offered only to funds advised by T. Rowe Price and other advisory clients of T. Rowe Price or its affiliates that are subject to a contractual fee for investment management services and impose no 12b-1 fee or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Mid-Cap Index Fund 2.54%
Mid-Cap Index Fund–I Class 0.44
Mid-Cap Index Fund–Z Class 0.40
The expense ratio shown is as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.

T. ROWE PRICE Mid-Cap Index Fund

Note: T. Rowe Price charges an account service fee that is not included in the accompanying table. The account service fee is charged on a quarterly basis, usually during the last week of a calendar quarter, and applies to accounts with balances below $10,000 on the day of the assessment. The fee is charged to accounts that fall below $10,000 for any reason, including market fluctuations, redemptions, or exchanges. When an account with less than $10,000 is closed either through redemption or exchange, the fee is charged and deducted from the proceeds. The fee applies to IRAs but not to retirement plans directly registered with T. Rowe
Price Services or accounts maintained by intermediaries through NSCC
®
Networking. If you are
subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Mid-Cap Index Fund

MID-CAP INDEX FUND
Beginning
Account Value
7/1/23
Ending
Account Value
12/31/23
Expenses Paid
During Period*
7/1/23 to 12/31/23
Investor Class
Actual $1,000.00 $1,121.50 $1.44
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.84   1.38
I Class
Actual   1,000.00   1,122.40   0.75
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,024.50   0.71
Z Class
Actual   1,000.00   1,123.60   0.00
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,025.21   0.00
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.27%, the
2
I Class
was 0.14%, and the
3
Z Class was 0.00%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Mid-Cap Index Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET VALUE
Beginning of period $ 13.72 $ 19.55 $ 18.37 $ 13.47 $ 11.00
Investment activities
Net investment income
(1)(2)
0.15 0.16 0.13 0.11 0.14
Net realized and unrealized gain/
loss 3.91 (5.74) 1.82 5.43 3.09
Total from investment activities 4.06 (5.58) 1.95 5.54 3.23
Distributions
Net investment income (0.13) (0.14) (0.11) (0.11) (0.16)
Net realized gain — (0.11) (0.66) (0.53) (0.60)
Total distributions (0.13) (0.25) (0.77) (0.64) (0.76)
NET ASSET VALUE
End of period $ 17.65 $ 13.72 $ 19.55 $ 18.37 $ 13.47
Ratios/Supplemental Data
Total return
(2)(3)
29.65% (28.63)% 10.69% 41.29% 29.50%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.35% 2.54% 1.46% 3.14% 3.21%
Net expenses after waivers/
payments by Price Associates 0.27% 0.27% 0.30% 0.31% 0.30%
Net investment income 0.99% 1.00% 0.69% 0.75% 1.09%
Portfolio turnover rate 29.5% 23.4% 34.7% 38.3% 26.6%
Net assets, end of period (in
thousands) $214 $166 $237 $8,724 $6,400
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Mid-Cap Index Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET VALUE
Beginning of period $ 13.75 $ 19.60 $ 18.42 $ 13.49 $ 11.00
Investment activities
Net investment income
(1)(2)
0.17 0.18 0.18 0.12 0.16
Net realized and unrealized gain/
loss 3.93 (5.76) 1.79 5.45 3.09
Total from investment activities 4.10 (5.58) 1.97 5.57 3.25
Distributions
Net investment income (0.15) (0.16) (0.13) (0.11) (0.16)
Net realized gain — (0.11) (0.66) (0.53) (0.60)
Total distributions (0.15) (0.27) (0.79) (0.64) (0.76)
NET ASSET VALUE
End of period $ 17.70 $ 13.75 $ 19.60 $ 18.42 $ 13.49
Ratios/Supplemental Data
Total return
(2)(3)
29.87% (28.57)% 10.77% 41.45% 29.69%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.40% 0.44% 0.56% 3.06% 3.10%
Net expenses after waivers/
payments by Price Associates 0.14% 0.14% 0.16% 0.18% 0.17%
Net investment income 1.12% 1.15% 0.86% 0.88% 1.22%
Portfolio turnover rate 29.5% 23.4% 34.7% 38.3% 26.6%
Net assets, end of period (in
thousands) $114,837 $80,256 $90,604 $460 $337
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Mid-Cap Index Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
.. Year ..
.. Ended .
3/16/20
(1)
Through
12/31/20 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 13.75 $ 19.60 $ 18.41 $ 9.05
Investment activities
Net investment income
(2)(3)
0.20 0.21 0.22 0.11
Net realized and unrealized gain/loss 3.93 (5.77) 1.79 9.89
Total from investment activities 4.13 (5.56) 2.01 10.00
Distributions
Net investment income (0.17) (0.18) (0.16) (0.11)
Net realized gain — (0.11) (0.66) (0.53)
Total distributions (0.17) (0.29) (0.82) (0.64)
NET ASSET VALUE
End of period $ 17.71 $ 13.75 $ 19.60 $ 18.41
Ratios/Supplemental Data
Total return
(3)(4)
30.09% (28.47)% 11.00% 110.74%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by
Price Associates 0.32% 0.40% 0.60% 3.07%
(5)
Net expenses after waivers/payments by Price
Associates 0.00% 0.00% 0.01% 0.00%
(5)
Net investment income 1.31% 1.37% 1.09% 1.00%
(5)
Portfolio turnover rate 29.5% 23.4% 34.7% 38.3%
Net assets, end of period (in thousands) $37,136 $11,404 $1,132 $204
0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 7 for details of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Mid-Cap Index Fund
December 31, 2023

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.8%
COMMUNICATION SERVICES 4.9%
Diversified Telecommunication Services 0.3%
Frontier Communications Parent  (1) 9,256 234
GCI Liberty, Class A, EC  (1)(2) 203 —
Iridium Communications  4,636 191
425
Entertainment 2.1%
AMC Entertainment Holdings, Class A  (1) 7,486 46
Liberty Media Corp-Liberty Formula One, Class A  (1) 878 51
Liberty Media Corp-Liberty Formula One, Class C  (1) 7,354 464
Liberty Media Corp-Liberty Live, Class A  (1) 707 26
Liberty Media Corp-Liberty Live, Class C  (1) 1,815 68
Madison Square Garden Sports  (1) 698 127
Playtika Holding  (1) 826 7
ROBLOX, Class A  (1) 17,574 803
Roku  (1) 4,672 428
Spotify Technology  (1) 5,304 997
TKO Group Holdings  2,295 187
3,204
Interactive Media & Services 0.8%
IAC (1) 2,781 146
Pinterest, Class A  (1) 22,154 820
TripAdvisor  (1) 4,029 87
ZoomInfo Technologies  (1) 11,460 212
1,265
Media 1.7%
Cable One  214 119
Liberty Broadband, Class A  (1) 608 49
Liberty Broadband, Class C  (1) 4,422 356
Liberty Media Corp-Liberty SiriusXM  (1) 5,761 166
Liberty Media Corp-Liberty SiriusXM, Class A  (1) 2,764 80
New York Times, Class A  6,136 301
Nexstar Media Group  1,272 199
Sirius XM Holdings  (3) 24,185 132
Trade Desk, Class A  (1) 16,671 1,200
2,602
Total Communication Services 7,496
CONSUMER DISCRETIONARY 11.5%
Automobile Components 0.5%
Gentex  8,905 291
Lear  2,202 311

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Phinia  1,723 52
QuantumScape  (1)(3) 12,716 88
742
Automobiles 0.7%
Harley-Davidson  4,863 179
Lucid Group  (1)(3) 27,965 118
Rivian Automotive, Class A  (1)(3) 25,116 589
Thor Industries  1,936 229
1,115
Broadline Retail 0.8%
Coupang (1) 41,498 672
Kohl's  (3) 4,150 119
Macy's  10,229 206
Nordstrom  (3) 4,263 78
Ollie's Bargain Outlet Holdings  (1) 2,330 177
1,252
Diversified Consumer Services 0.7%
ADT  7,764 53
Bright Horizons Family Solutions  (1) 2,154 203
Grand Canyon Education  (1) 1,117 147
H&R Block  5,543 268
Mister Car Wash  (1) 2,836 25
Service Corp International  5,546 380
1,076
Hotels, Restaurants & Leisure 3.1%
Aramark  8,854 249
Boyd Gaming  2,754 172
Cava Group  (1)(3) 583 25
Choice Hotels International  1,144 130
Churchill Downs  2,688 363
DoorDash, Class A  (1) 11,575 1,145
DraftKings, Class A  (1) 15,840 558
Hyatt Hotels, Class A  1,677 219
Marriott Vacations Worldwide  1,379 117
Penn Entertainment  (1) 5,723 149
Planet Fitness, Class A  (1) 3,222 235
Texas Roadhouse  2,539 310
Travel + Leisure  2,632 103
Vail Resorts  1,434 306
Wendy's  6,409 125
Wingstop  1,137 292
Wyndham Hotels & Resorts  3,089 248
4,746

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Household Durables 1.0%
Leggett & Platt  4,973 130
Newell Brands  14,283 124
Tempur Sealy International  6,335 323
Toll Brothers  4,064 418
TopBuild  (1) 1,200 449
1,444
Leisure Products 0.6%
Brunswick  2,643 256
Mattel  (1) 13,294 251
Peloton Interactive, Class A  (1) 12,633 77
Polaris  2,038 193
YETI Holdings  (1) 3,250 168
945
Specialty Retail 2.7%
Advance Auto Parts  2,229 136
AutoNation  (1) 1,085 163
Burlington Stores  (1) 2,450 476
Dick's Sporting Goods  2,272 334
Five Below  (1) 2,078 443
Floor & Decor Holdings, Class A  (1) 3,946 440
GameStop, Class A  (1)(3) 10,125 177
Gap  7,293 153
Lithia Motors  1,028 339
Murphy USA  740 264
Penske Automotive Group  739 119
Petco Health & Wellness  (1) 2,914 9
RH  (1) 587 171
Valvoline  (1) 5,233 197
Victoria's Secret  (1) 2,866 76
Wayfair, Class A  (1)(3) 3,110 192
Williams-Sonoma  (3) 2,415 487
4,176
Textiles, Apparel & Luxury Goods 1.4%
Birkenstock Holding  (1) 1,123 55
Capri Holdings  (1) 4,247 213
Carter's  1,383 104
Columbia Sportswear  1,357 108
Crocs  (1) 2,300 215
Deckers Outdoor  (1) 993 664
PVH  2,283 279
Skechers USA, Class A  (1) 5,058 315
Under Armour, Class A  (1) 6,984 61

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Under Armour, Class C  (1) 7,492 62
2,076
Total Consumer Discretionary 17,572
CONSUMER STAPLES 2.6%
Beverages 0.3%
Boston Beer, Class A  (1) 353 122
Celsius Holdings  (1)(3) 5,459 298
420
Consumer Staples Distribution & Retail 1.3%
Albertsons, Class A  15,749 362
BJ's Wholesale Club Holdings  (1) 5,029 335
Casey's General Stores  1,406 386
Grocery Outlet Holding  (1) 3,567 96
Maplebear  (1) 801 19
Performance Food Group  (1) 5,812 402
U.S. Foods Holding  (1) 8,596 391
1,991
Food Products 0.8%
Darling Ingredients  (1) 6,021 300
Flowers Foods  7,052 159
Freshpet  (1)(3) 1,657 144
Ingredion  2,490 270
Pilgrim's Pride  (1) 1,534 42
Post Holdings  (1) 1,942 171
Seaboard  8 29
WK Kellogg  2,427 32
1,147
Household Products 0.1%
Reynolds Consumer Products  2,006 54
Spectrum Brands Holdings  1,306 104
158
Personal Care Products 0.1%
Coty, Class A  (1) 14,233 177
Olaplex Holdings  (1) 4,632 12
189
Total Consumer Staples 3,905
ENERGY 3.2%
Energy Equipment & Services 0.4%
NOV  14,900 302
TechnipFMC  16,367 330
632

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Oil, Gas & Consumable Fuels 2.8%
Antero Midstream  12,721 159
Antero Resources  (1) 10,691 242
Cheniere Energy  9,063 1,547
Chesapeake Energy  4,730 364
DT Midstream  3,645 200
HF Sinclair  5,498 306
New Fortress Energy  2,445 92
Ovintiv  9,733 428
Range Resources  8,774 267
Southwestern Energy  (1) 41,696 273
Texas Pacific Land  233 366
4,244
Total Energy 4,876
FINANCIALS 18.1%
Banks 3.5%
Bank OZK  4,001 199
BOK Financial  1,069 92
Columbia Banking System  7,860 210
Commerce Bancshares  4,513 241
Cullen/Frost Bankers  2,226 241
East West Bancorp  5,303 382
First Citizens BancShares, Class A  412 585
First Hawaiian  4,779 109
First Horizon  21,121 299
FNB  13,515 186
New York Community Bancorp  27,068 277
NU Holdings, Class A  (1) 88,517 737
Pinnacle Financial Partners  2,840 248
Popular  2,660 218
Prosperity Bancshares  3,292 223
Synovus Financial  5,466 206
TFS Financial  1,811 27
Webster Financial  6,490 329
Western Alliance Bancorp  4,109 270
Wintrust Financial  2,299 213
5,292
Capital Markets 5.7%
Affiliated Managers Group  1,300 197
Ares Management, Class A  6,184 735
Blue Owl Capital  (3) 17,204 256
Carlyle Group  (3) 7,975 325
Coinbase Global, Class A  (1) 6,409 1,115
Evercore, Class A  1,339 229

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Houlihan Lokey  1,902 228
Interactive Brokers Group, Class A  3,936 326
Janus Henderson Group  5,024 151
Jefferies Financial Group  6,885 278
KKR  25,085 2,078
Lazard, Class A  4,107 143
LPL Financial Holdings  2,855 650
Morningstar  977 280
Robinhood Markets, Class A  (1) 25,417 324
SEI Investments  3,796 241
Stifel Financial  3,772 261
TPG  2,465 106
Tradeweb Markets, Class A  4,353 396
Virtu Financial, Class A  3,289 67
XP, Class A  12,264 320
8,706
Consumer Finance 0.8%
Ally Financial  10,230 357
Credit Acceptance  (1) 236 126
OneMain Holdings  4,240 209
SLM  8,439 161
SoFi Technologies  (1)(3) 35,276 351
1,204
Financial Services 4.0%
Affirm Holdings  (1) 8,503 418
Apollo Global Management  19,728 1,838
Block  (1) 20,504 1,586
Corebridge Financial  8,647 187
Equitable Holdings  13,114 437
Euronet Worldwide  (1) 1,775 180
MGIC Investment  10,494 202
NCR Atleos  (1) 2,387 58
Rocket, Class A  (1) 4,449 64
Shift4 Payments, Class A  (1) 2,012 150
Toast, Class A  (1) 13,323 243
UWM Holdings  (3) 3,337 24
Voya Financial  3,723 272
Western Union  13,767 164
WEX  (1) 1,623 316
6,139
Insurance 3.4%
American Financial Group  2,750 327
Assured Guaranty  2,108 158
Axis Capital Holdings  2,917 162

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Brighthouse Financial  (1) 2,428 129
CNA Financial  972 41
Fidelity National Financial  9,833 502
First American Financial  3,788 244
Hanover Insurance Group  1,332 162
Kemper  2,262 110
Kinsale Capital Group  830 278
Lincoln National  6,389 172
Markel Group  (1) 498 707
Old Republic International  9,923 292
Primerica  1,350 278
Reinsurance Group of America  2,521 408
RenaissanceRe Holdings  1,905 373
RLI  1,520 202
Ryan Specialty Holdings  (1) 3,558 153
Unum Group  7,460 337
White Mountains Insurance Group  94 141
5,176
Mortgage Real Estate Investment Trusts 0.7%
AGNC Investment, REIT  (3) 24,430 240
Annaly Capital Management, REIT  18,647 361
Rithm Capital, REIT  18,093 193
Starwood Property Trust, REIT  (3) 11,078 233
1,027
Total Financials 27,544
HEALTH CARE 9.6%
Biotechnology 3.4%
Alnylam Pharmaceuticals  (1) 4,686 897
Apellis Pharmaceuticals  (1) 3,800 227
BioMarin Pharmaceutical  (1) 7,087 683
Exact Sciences  (1) 6,767 501
Exelixis  (1) 11,949 287
Ionis Pharmaceuticals  (1)(3) 5,413 274
Karuna Therapeutics  (1) 1,349 427
Mirati Therapeutics  (1) 2,054 121
Natera  (1) 4,060 254
Neurocrine Biosciences  (1) 3,663 483
Roivant Sciences  (1) 13,356 150
Sarepta Therapeutics  (1) 3,396 327
Ultragenyx Pharmaceutical  (1) 2,950 141
United Therapeutics  (1) 1,713 377
5,149
Health Care Equipment & Supplies 1.3%
Enovis (1) 1,971 110

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Envista Holdings  (1) 6,145 148
Globus Medical, Class A  (1) 4,480 239
ICU Medical  (1) 752 75
Inspire Medical Systems  (1) 1,081 220
Integra LifeSciences Holdings  (1) 2,617 114
Masimo  (1) 1,631 191
Novocure  (1) 3,886 58
Penumbra  (1) 1,376 346
QuidelOrtho  (1) 2,005 148
Shockwave Medical  (1) 1,369 261
Tandem Diabetes Care  (1) 2,394 71
1,981
Health Care Providers & Services 1.0%
Acadia Healthcare  (1) 3,374 262
agilon health  (1)(3) 10,907 137
Amedisys  (1) 1,204 115
Chemed  553 323
Encompass Health  3,733 249
Premier, Class A  4,478 100
R1 RCM  (1) 5,662 60
Tenet Healthcare  (1) 3,835 290
1,536
Health Care Technology 0.9%
Certara (1) 4,461 79
Doximity, Class A  (1) 4,500 126
Teladoc Health  (1) 6,190 133
Veeva Systems, Class A  (1) 5,479 1,055
1,393
Life Sciences Tools & Services 2.2%
10X Genomics, Class A  (1) 3,470 194
Avantor  (1) 25,561 583
Azenta  (1) 2,222 145
Bruker  4,035 296
Fortrea Holdings  (1) 3,326 116
ICON  (1) 3,085 873
Maravai LifeSciences Holdings, Class A  (1) 3,967 26
Medpace Holdings  (1) 886 272
QIAGEN  (1) 8,706 378
Repligen  (1) 2,106 379
Sotera Health  (1)(3) 3,660 62
3,324
Pharmaceuticals 0.8%
Elanco Animal Health  (1) 18,507 276
Jazz Pharmaceuticals  (1) 2,321 285

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Organon  9,593 138
Perrigo  5,062 163
Royalty Pharma, Class A  14,026 394
1,256
Total Health Care 14,639
INDUSTRIALS & BUSINESS SERVICES 16.6%
Aerospace & Defense 1.4%
BWX Technologies  3,472 266
Curtiss-Wright  1,442 321
HEICO  1,714 307
HEICO, Class A  3,076 438
Hexcel  3,186 235
Mercury Systems  (1) 2,020 74
Spirit AeroSystems Holdings, Class A  (1) 3,926 125
Woodward  2,272 309
2,075
Air Freight & Logistics 0.2%
GXO Logistics  (1) 4,448 272
272
Building Products 2.0%
Advanced Drainage Systems  2,577 362
Armstrong World Industries  1,674 165
AZEK  (1) 4,986 191
Carlisle  1,834 573
Fortune Brands Innovations  4,774 364
Hayward Holdings  (1) 4,928 67
Lennox International  1,212 542
Owens Corning  3,356 497
Trex  (1) 4,122 341
3,102
Commercial Services & Supplies 1.1%
Clean Harbors  (1) 1,906 333
Driven Brands Holdings  (1) 2,321 33
MSA Safety  1,393 235
RB Global  6,886 461
Stericycle  (1) 3,481 172
Tetra Tech  2,011 336
Vestis  4,422 93
1,663
Construction & Engineering 1.1%
AECOM  4,965 459
EMCOR Group  1,752 378
MasTec  (1) 2,350 178

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
MDU Resources  7,582 150
Valmont Industries  784 183
WillScot Mobile Mini Holdings  (1) 7,282 324
1,672
Electrical Equipment 1.4%
Acuity Brands  1,174 241
ChargePoint Holdings  (1)(3) 11,084 26
nVent Electric  6,212 367
Plug Power  (1)(3) 20,247 91
Regal Rexnord  2,509 371
Sensata Technologies Holding  5,702 214
Sunrun  (1)(3) 7,920 156
Vertiv Holdings, Class A  12,998 624
2,090
Ground Transportation 1.5%
Avis Budget Group  746 132
Hertz Global Holdings  (1)(3) 4,846 50
Knight-Swift Transportation Holdings  5,904 340
Landstar System  1,350 261
Lyft, Class A  (1) 12,975 195
Ryder System  1,667 192
Saia  (1) 1,006 441
Schneider National, Class B  2,014 51
U-Haul Holding  3,788 267
U-Haul Holding  (1)(3) 274 20
XPO  (1) 4,321 379
2,328
Machinery 3.1%
AGCO  2,365 287
Allison Transmission Holdings  3,403 198
CNH Industrial  37,065 451
Crane  1,803 213
Donaldson  4,600 301
Esab  2,132 185
Flowserve  4,913 202
Gates Industrial  (1) 4,219 57
Graco  6,331 549
ITT  3,136 374
Lincoln Electric Holdings  2,116 460
Middleby  (1) 2,021 297
Oshkosh  2,461 267
RBC Bearings  (1) 1,073 306
Timken  2,331 187

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Toro  3,948 379
4,713
Marine Transportation 0.1%
Kirby (1) 2,228 175
175
Passenger Airlines 0.1%
Alaska Air Group  (1) 4,739 185
185
Professional Services 2.5%
Booz Allen Hamilton Holding  4,856 621
CACI International, Class A  (1) 831 269
Clarivate  (1)(3) 17,662 164
Concentrix  1,648 162
Dun & Bradstreet Holdings  10,231 120
FTI Consulting  (1) 1,266 252
Genpact  6,691 232
KBR  5,054 280
ManpowerGroup  1,881 150
Paycor HCM  (1) 2,427 52
Paylocity Holding  (1) 1,586 262
Science Applications International  1,989 247
SS&C Technologies Holdings  8,236 503
TransUnion  7,319 503
3,817
Trading Companies & Distributors 2.1%
Air Lease  3,882 163
Core & Main, Class A  (1) 5,066 205
Ferguson  7,724 1,491
MSC Industrial Direct, Class A  1,774 180
SiteOne Landscape Supply  (1) 1,689 274
Watsco  (3) 1,257 539
WESCO International  1,681 292
3,144
Total Industrials & Business Services 25,236
INFORMATION TECHNOLOGY 21.6%
Communications Equipment 0.4%
Ciena (1) 5,608 252
Lumentum Holdings  (1) 2,559 134
Ubiquiti  (3) 156 22
Viasat  (1)(3) 4,390 123
531
Electronic Equipment, Instruments & Components 1.2%
Arrow Electronics  (1) 2,107 258

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Avnet  3,409 172
Cognex  6,566 274
Coherent  (1) 4,880 212
Crane NXT  1,849 105
IPG Photonics  (1) 1,127 122
Littelfuse  914 245
TD SYNNEX  1,993 215
Vontier  5,883 203
1,806
IT Services 4.6%
Amdocs  4,425 389
Cloudflare, Class A  (1) 10,999 916
DXC Technology  (1) 7,811 179
Globant  (1) 1,565 372
GoDaddy, Class A  (1) 5,562 591
Kyndryl Holdings  (1) 8,585 178
MongoDB  (1) 2,532 1,035
Okta  (1) 5,793 524
Snowflake, Class A  (1) 11,894 2,367
Twilio, Class A  (1) 6,416 487
7,038
Semiconductors & Semiconductor Equipment 2.8%
Allegro MicroSystems  (1) 2,831 86
Cirrus Logic  (1) 2,087 173
Entegris  5,655 677
GLOBALFOUNDRIES  (1)(3) 2,965 180
Lattice Semiconductor  (1) 5,145 355
Marvell Technology  32,315 1,949
MKS Instruments  2,487 256
Universal Display  1,773 339
Wolfspeed  (1)(3) 4,659 203
4,218
Software 12.3%
Alteryx, Class A  (1) 2,301 109
AppLovin, Class A  (1) 7,942 317
Aspen Technology  (1) 1,046 230
Atlassian, Class A  (1) 5,864 1,395
Bentley Systems, Class B  7,346 383
BILL Holdings  (1) 3,821 312
CCC Intelligent Solutions Holdings  (1) 7,495 85
Confluent, Class A  (1) 6,943 163
Crowdstrike Holdings, Class A  (1) 8,070 2,061
Datadog, Class A  (1) 10,330 1,254
DocuSign  (1) 7,670 456

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Dolby Laboratories, Class A  2,222 192
DoubleVerify Holdings  (1) 5,198 191
Dropbox, Class A  (1) 9,810 289
Dynatrace  (1) 9,113 498
Elastic  (1) 2,999 338
Five9  (1) 2,672 210
Gitlab, Class A  (1) 3,316 209
Guidewire Software  (1) 3,083 336
HashiCorp, Class A  (1) 3,672 87
HubSpot  (1) 1,728 1,003
Informatica, Class A  (1) 1,565 44
Manhattan Associates  (1) 2,336 503
nCino  (1) 2,634 89
NCR Voyix  (1) 4,804 81
Nutanix, Class A  (1) 9,213 439
Palantir Technologies, Class A  (1) 72,052 1,237
Pegasystems  1,559 76
Procore Technologies  (1) 3,008 208
RingCentral, Class A  (1) 3,205 109
SentinelOne, Class A  (1) 8,833 242
Smartsheet, Class A  (1) 4,836 231
Splunk  (1) 5,885 897
Teradata  (1) 3,724 162
UiPath, Class A  (1) 14,371 357
Unity Software  (1)(3) 11,038 451
Workday, Class A  (1) 7,594 2,096
Zoom Video Communications, Class A  (1) 9,630 693
Zscaler  (1) 3,350 742
18,775
Technology Hardware, Storage & Peripherals 0.3%
Pure Storage, Class A  (1) 10,757 384
384
Total Information Technology 32,752
MATERIALS 4.6%
Chemicals 1.5%
Ashland  1,780 150
Axalta Coating Systems  (1) 8,409 286
Chemours  5,619 177
Element Solutions  8,437 195
Ginkgo Bioworks Holdings  (1)(3) 58,477 99
Huntsman  6,346 160
NewMarket  235 128
Olin  4,655 251
RPM International  4,818 538

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Scotts Miracle-Gro  1,559 99
Westlake  1,223 171
2,254
Construction Materials 0.2%
Eagle Materials  1,304 264
264
Containers & Packaging 1.2%
AptarGroup  2,463 304
Ardagh Metal Packaging  5,099 20
Berry Global Group  4,508 304
Crown Holdings  4,006 369
Graphic Packaging Holding  11,572 285
Sealed Air  5,435 198
Silgan Holdings  3,135 142
Sonoco Products  3,696 207
1,829
Metals & Mining 1.6%
Alcoa  6,721 228
Cleveland-Cliffs  (1) 18,898 386
MP Materials  (1)(3) 3,927 78
Reliance Steel & Aluminum  2,186 611
Royal Gold  2,490 301
Southern Copper  3,241 279
SSR Mining  7,599 82
United States Steel  8,399 409
2,374
Paper & Forest Products 0.1%
Louisiana-Pacific  2,429 172
172
Total Materials 6,893
REAL ESTATE 5.8%
Diversified Real Estate Investment Trusts 0.3%
WP Carey, REIT  8,034 521
521
Health Care Real Estate Investment Trusts 0.4%
Healthcare Realty Trust, REIT  14,361 247
Medical Properties Trust, REIT  (3) 22,292 110
Omega Healthcare Investors, REIT  9,301 285
642
Hotel & Resort Real Estate Investment Trusts 0.1%
Park Hotels & Resorts, REIT  8,016 123
123

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Industrial Real Estate Investment Trusts 1.1%
Americold Realty Trust, REIT  10,258 311
EastGroup Properties, REIT  1,723 316
First Industrial Realty Trust, REIT  4,984 262
Rexford Industrial Realty, REIT  7,980 448
STAG Industrial, REIT  6,864 269
1,606
Office Real Estate Investment Trusts 0.4%
Cousins Properties, REIT  5,680 138
Highwoods Properties, REIT  3,929 90
Kilroy Realty, REIT  4,409 176
NET Lease Office Properties, REIT  502 9
Vornado Realty Trust, REIT  6,682 189
602
Real Estate Management & Development 0.6%
Howard Hughes Holdings  (1) 1,265 108
Jones Lang LaSalle  (1) 1,800 340
Zillow Group, Class A  (1) 2,119 120
Zillow Group, Class C  (1) 5,864 340
908
Residential Real Estate Investment Trusts 1.1%
American Homes 4 Rent, Class A, REIT  12,627 454
Apartment Income REIT, REIT  5,625 195
Equity LifeStyle Properties, REIT  6,735 475
Sun Communities, REIT  4,654 622
1,746
Retail Real Estate Investment Trusts 0.7%
Agree Realty, REIT  3,747 236
Brixmor Property Group, REIT  11,305 263
NNN REIT, REIT  6,893 297
Spirit Realty Capital, REIT  5,327 233
1,029
Specialized Real Estate Investment Trusts 1.1%
CubeSmart, REIT  8,486 393
EPR Properties, REIT  2,787 135
Gaming & Leisure Properties, REIT  9,698 479
Lamar Advertising, Class A, REIT  3,282 349
National Storage Affiliates Trust, REIT  3,029 126
Rayonier, REIT  5,549 185
1,667
Total Real Estate 8,844

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
UTILITIES 1.3%
Electric Utilities 0.4%
Avangrid  2,647 86
Hawaiian Electric Industries  4,054 57
IDACORP  1,908 188
OGE Energy  7,550 264
595
Gas Utilities 0.2%
National Fuel Gas  3,332 167
UGI  7,898 194
361
Independent Power & Renewable Electricity Producers 0.5%
Brookfield Renewable, Class A  5,001 144
Clearway Energy, Class A  1,294 33
Clearway Energy, Class C  3,093 85
Vistra  13,766 530
792
Water Utilities 0.2%
Essential Utilities  9,179 343
343
Total Utilities 2,091
Total Common Stocks (Cost $143,923) 151,848
SHORT-TERM INVESTMENTS 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 5.42%  (4)(5) 175,810 176
Total Short-Term Investments (Cost $176) 176

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL 3.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 3.2%
Money Market Funds 3.2%
T. Rowe Price Government Reserve Fund, 5.42%  (4)(5) 4,808,194 4,808
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 4,808
Total Securities Lending Collateral (Cost $4,808) 4,808
Total Investments in Securities
103.1% of Net Assets
(Cost $148,907) $ 156,832
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 2. Level 3 in fair value hierarchy.
(3) See Note 3. All or a portion of this security is on loan at December 31, 2023.
(4) Seven-day yield
(5) Affiliated Companies
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Mid-Cap Index Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.42% $ — $ — $ 10++
Totals $ —# $ — $ 10+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
12/31/23
T. Rowe Price Government
Reserve Fund, 5.42% $ 2,015  ¤   ¤ $ 4,984
Total $ 4,984^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $10 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $4,984.

T. ROWE PRICE Mid-Cap Index Fund
December 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $148,907) $ 156,832
Receivable for shares sold 331
Dividends receivable 132
Receivable for investment securities sold 53
Due from affiliates 18
Other assets 16
Total assets 157,382
Liabilities
Obligation to return securities lending collateral 4,808
Payable for investment securities purchased 292
Payable for shares redeemed 20
Investment management fees payable 11
Other liabilities 64
Total liabilities 5,195
NET ASSETS $ 152,187

T. ROWE PRICE Mid-Cap Index Fund
December 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 2,476
Paid-in capital applicable to 8,596,303 shares of $0.0001 par value capital stock outstanding; 2,000,000,000 shares of the
Corporation authorized 149,711
NET ASSETS $ 152,187
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $214; Shares outstanding: 12,131) $ 17.65
I Class
(Net assets: $114,837; Shares outstanding: 6,486,977) $ 17.70
Z Class
(Net assets: $37,136; Shares outstanding: 2,097,195) $ 17.71

T. ROWE PRICE Mid-Cap Index Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/23
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $2) $ 1,409
Securities lending 110
Other 1
Total income 1,520
Expenses
Investment management 107
Shareholder servicing
I Class 73
Prospectus and shareholder reports
I Class $ 5
Z Class 1 6
Custody and accounting 224
Legal and audit 30
Directors 1
Miscellaneous 15
Waived / paid by Price Associates (319)
Total expenses 137
Net investment income 1,383
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (551)
Futures (15)
Net realized loss (566)
Change in net unrealized gain / loss on securities 31,433
Net realized and unrealized gain / loss 30,867
INCREASE IN NET ASSETS FROM OPERATIONS
$ 32,250

T. ROWE PRICE Mid-Cap Index Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/23 12/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 1,383 $ 1,075
Net realized loss (566) (4,253)
Change in net unrealized gain / loss 31,433 (27,806)
Increase (decrease) in net assets from operations 32,250 (30,984)
Distributions to shareholders
Net earnings
Investor Class (2) (3)
I Class (964) (1,497)
Z Class (357) (220)
Decrease in net assets from distributions (1,323) (1,720)
Capital share transactions
*
Shares sold
I Class 14,270 21,828
Z Class 23,014 15,122
Distributions reinvested
I Class 964 1,497
Z Class 357 220
Shares redeemed
I Class (5,357) (3,471)
Z Class (3,814) (2,639)
Increase in net assets from capital share transactions 29,434 32,557

T. ROWE PRICE Mid-Cap Index Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/23 12/31/22
Net Assets
Increase (decrease) during period 60,361 (147)
Beginning of period 91,826 91,973
End of period $ 152,187 $ 91,826
*Share information (000s)
Shares sold
I Class 939 1,335
Z Class 1,493 932
Distributions reinvested
I Class 56 104
Z Class 21 15
Shares redeemed
I Class (345) (225)
Z Class (246) (176)
Increase in shares outstanding 1,918 1,985

T. ROWE PRICE Mid-Cap Index Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Index Trust, Inc. (the corporation) is registered under the Investment
Company Act of 1940 (the 1940 Act). The Mid-Cap Index Fund (the fund) is an open-
end management investment company established by the corporation and intends to be diversified in approximately the same proportion as the index it tracks is diversified.
The fund may become nondiversified for periods of time solely as a result of changes in the composition of the index (for example, changes in the relative market capitalization or index weighting of one or more securities represented in the index). The fund seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization U.S. stocks.  The fund is available for investment only by mutual funds, college savings plans, and other institutional client accounts managed by
T. Rowe Price Associates, Inc., or its affiliates and is not available for direct purchase by members of the public. The fund has three classes of shares: the Mid-Cap Index Fund
(Investor Class), the Mid-Cap Index Fund–I Class (I Class) and the Mid-Cap Index
Fund–Z Class (Z Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Z Class is only available to funds advised by T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax

T. ROWE PRICE Mid-Cap Index Fund

expense. Dividends received from other investment companies are reflected as income;
capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from
REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE Mid-Cap Index Fund

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE Mid-Cap Index Fund

Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Mid-Cap Index Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended December 31, 2023, the fund invested in derivative instruments.
As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure.
The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. As of December 31, 2023, the fund held no derivative instruments.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 151,848 $ — $ — $ 151,848
Short-Term Investments 176 — — 176
Securities Lending Collateral 4,808 — — 4,808
Total $ 156,832 $ — $ — $ 156,832

T. ROWE PRICE Mid-Cap Index Fund

The amount of gains and losses on derivative instruments recognized in fund earnings during the year ended December 31, 2023, and the related location on the accompanying
Statement of Operations is summarized in the following table by primary underlying risk exposure:
Futures Contracts  The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk.
The fund may enter into futures contracts as an efficient means of maintaining liquidity while being invested in the market, to facilitate trading, or to reduce transaction costs. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, and potential losses in excess of the fund’s initial investment. During the year ended December 31, 2023, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally less than 1% of net assets.
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Realized Gain (Loss)
Equity derivatives $ (15)
Total $ (15)

T. ROWE PRICE Mid-Cap Index Fund

NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform.
Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At December 31, 2023, the value of loaned securities was
$4,574,000; the value of cash collateral and related investments was $4,808,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $64,682,000 and $35,318,000, respectively, for the year ended December 31, 2023.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.

T. ROWE PRICE Mid-Cap Index Fund

The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets.
The tax character of distributions paid for the periods presented was as follows:
At December 31, 2023, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
At December 31, 2023, the tax-basis components of accumulated net earnings (loss)
were as follows:
($000s)
December 31,
2023
December 31,
2022
Ordinary income (including short-term capital gains,
if any) $ 1,323 $ 1,588
Long-term capital gain — 132
Total distributions $ 1,323 $ 1,720
($000s)
Cost of investments $ 155,132
Unrealized appreciation $ 21,691
Unrealized depreciation (19,991)
Net unrealized appreciation (depreciation) $ 1,700
($000s)
Undistributed ordinary income $ 243
Undistributed long-term capital gain 533
Net unrealized appreciation (depreciation) 1,700
Total distributable earnings (loss) $ 2,476

T. ROWE PRICE Mid-Cap Index Fund

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes;
these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales. During the year ended December 31, 2023, the fund utilized $2,069,000 of capital loss carryforwards.
NOTE 6 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability.
Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee equal to 0.09% of the fund’s average daily net assets. The fee is computed daily and paid monthly.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. During the limitation period, Price
Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses;
and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is

T. ROWE PRICE Mid-Cap Index Fund

taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby
Price Associates has agreed to waive and/or bear all of the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the year ended December 31, 2023 as indicated in the table below.
Including these amounts, expenses previously waived/paid by Price Associates in the amount of $785,000 remain subject to repayment by the fund at December 31, 2023.
Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.

T. ROWE PRICE Mid-Cap Index Fund

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the year ended
December 31, 2023, expenses incurred pursuant to these service agreements were
$112,000 for Price Associates and less than $1,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund (except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s Board of
Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the year ended December 31, 2023, the fund was charged $73,000 for shareholder servicing costs related to the college savings plans, of which $22,000 was for services provided by Price. All amounts due to and due from
Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At December 31, 2023, approximately
93% of the outstanding shares of the I Class were held by college savings plans.
Investor Class I Class Z Class
Expense limitation/I Class Limit 0.27% 0.05% 0.00%
Expense limitation date 04/30/26 04/30/26 N/A
(Waived)/repaid during the period ($000s) $—
(1)
$(244) $(75)
(1)
Amount rounds to less than $1,000

T. ROWE PRICE Mid-Cap Index Fund

Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates
(collectively, Price Funds and accounts) may invest in the fund. No Price fund or account may invest for the purpose of exercising management or control over the fund.
At December 31, 2023, 100% of the Z Class's outstanding shares were held by Price
Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
As of December 31, 2023, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 12,131 shares of the Investor Class, representing 100% of the Investor Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31,
2023, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 8 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.

T. ROWE PRICE Mid-Cap Index Fund

The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund's overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Mid-Cap Index Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Index Trust, Inc. and Shareholders of
T. Rowe Price Mid-Cap Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Mid-Cap Index Fund (one of the funds constituting T. Rowe Price Index Trust, Inc., referred to hereafter as the "Fund") as of
December 31, 2023, the related statement of operations for the year ended December 31,
2023, the statement of changes in net assets for each of the two years in the period ended
December 31, 2023, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the periods indicated
therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Mid-Cap Index Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 21, 2024
We have served as the auditor of one or more investment companies in the T. Rowe
Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Mid-Cap Index Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/23
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For taxable non-corporate shareholders, $996,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than
20%.
For corporate shareholders, $917,000 of the fund's income qualifies for the dividends-
received deduction.
For individuals and certain trusts and estates which are entitled to claim a deduction of up to 20% of their combined qualified real estate investment trust (REIT) dividends,
$197,000 of the fund's income qualifies as qualified real estate investment trust (REIT)
dividends.
INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE Mid-Cap Index Fund

TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND EXCHANGE
TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

T. ROWE PRICE Mid-Cap Index Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 24, 2023, the Board was presented with an annual assessment that was prepared by the LRC on behalf of the
Adviser and addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity
Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM).
The annual assessment included consideration of the following factors, as applicable:
the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE Mid-Cap Index Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2022, through March 31, 2023. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

T. ROWE PRICE Mid-Cap Index Fund

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price Associates,
Inc. (T. Rowe Price), and its affiliates. The business address of each director and officer is 100 East
Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Teresa Bryce Bazemore
(1959)
2018
[209]
President and Chief Executive Officer, Federal Home Loan Bank of
San Francisco (2021 to present); Chief Executive Officer, Bazemore
Consulting LLC (2018 to 2021); Director, Chimera Investment
Corporation (2017 to 2021); Director, First Industrial Realty Trust (2020 to
present); Director, Federal Home Loan Bank of Pittsburgh (2017 to 2019)
Melody Bianchetto
(1966)
2023
[209]
Vice President for Finance, University of Virginia (2015 to 2023)
Bruce W. Duncan
(1951)
2013
[209]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020 to
2021); Chair of the Board (2016 to 2020) and President (2009 to 2016),
First Industrial Realty Trust, owner and operator of industrial properties;
Member, Investment Company Institute Board of Governors (2017
to 2019); Member, Independent Directors Council Governing Board
(2017 to 2019); Senior Advisor, KKR (2018 to 2022); Director, Boston
Properties (2016 to present); Director, Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr.
(1952)
2012
[209]
Chair of the Board, all funds (July 2018 to present)
Paul F. McBride
(1956)
2013
[209]
Advisory Board Member, Vizzia Technologies (2015 to present); Board
Member, Dunbar Armored (2012 to 2018)

T. ROWE PRICE Mid-Cap Index Fund

INTERESTED  DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Mark J. Parrell
(1966)
2023
[209]
Board of Trustees Member and Chief Executive Officer (2019 to present),
President (2018 to present), Executive Vice President and Chief Financial
Officer (2007 to 2018), and Senior Vice President and Treasurer (2005
to 2007), EQR; Member, Nareit Dividends Through Diversity, Equity &
Inclusion CEO Council and Chair, Nareit 2021 Audit and Investment
Committee (2021); Advisory Board, Ross Business School at University
of Michigan (2015 to 2016); Member, National Multifamily Housing
Council and served as Chair of the Finance Committee (2015 to 2016);
Member, Economic Club of Chicago; Director, Brookdale Senior Living,
Inc. (2015 to 2017); Director, Aviv REIT, Inc. (2013 to 2015); Director,
Real Estate Roundtable and the 2022 Executive Board Nareit; Board of
Directors and Chair of the Finance Committee, Greater Chicago Food
Depository
Kellye L. Walker
(1966)
2021
[209]
Executive Vice President and Chief Legal Officer, Eastman Chemical
Company (April 2020 to present); Executive Vice President and Chief
Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March
2020); Director, Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
David Oestreicher
(1967)
2018
[209]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price
Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price
Investment Management, Inc. (Price Investment Management); Vice
President and Secretary, T. Rowe Price International (Price International);
Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe
Price Japan (Price Japan), and T. Rowe Price Singapore (Price
Singapore); General Counsel, Vice President, and Secretary, T. Rowe
Price Group, Inc.; Chair of the Board, Chief Executive Officer, President,
and Secretary, T. Rowe Price Trust Company; Principal Executive Officer
and Executive Vice President, all funds
INDEPENDENT DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Mid-Cap Index Fund

OFFICERS
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Eric L. Veiel, CFA
(1972)
2022
[209]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe
Price Group, Inc., and T. Rowe Price Trust Company; Vice President,
Global Funds
(a)
All information about the interested directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name (Year of Birth)
Position Held With Index Trust  Principal Occupation(s)
Armando (Dino) Capasso (1974)
Chief Compliance Officer and Vice President
Chief Compliance Officer and Vice President,
T. Rowe Price and Price Investment Management;
Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments
LLC and AST Investment Services, Inc. (ASTIS)
(to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to
2022); Vice President and Deputy Chief Compliance
Officer, PGIM Investments LLC and ASTIS (to 2019)
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President,
and Treasurer
Vice President, Price Investment Management,
T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Cheryl Emory (1963)
Assistant Secretary
Assistant Vice President and Assistant Secretary,
T. Rowe Price; Assistant Secretary, T. Rowe Price
Group, Inc., Price Investment Management, Price
International, Price Hong Kong, Price Singapore,
T. Rowe Price Investment Services, Inc., T. Rowe
Price Retirement Plan Services, Inc., and T. Rowe
Price Trust Company
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company; formerly,
Tax Director, Invesco Ltd. (to 2021); Vice President,
Oppenheimer Funds, Inc. (to 2019)
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Trust Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
INTERESTED  DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Mid-Cap Index Fund

Name (Year of Birth)
Position Held With Index Trust  Principal Occupation(s)
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Robert P. McDavid (1972)
Vice President
Vice President, T. Rowe Price, Price Investment
Management, T. Rowe Price Investment Services,
Inc., and T. Rowe Price Trust Company
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price
Group, Inc., T. Rowe Price Investment Services,
Inc., T. Rowe Price Services, Inc., and T. Rowe Price
Trust Company
Richard Sennett, CPA (1970)
Assistant Treasurer
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Michael K. Sewell (1982)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Neil Smith (1972)
President
Vice President, Price Hong Kong, Price Japan, Price
Singapore, T. Rowe Price Group, Inc., and Price
International
Ellen York (1988)
Vice President
Vice President, Price Investment Management and
T. Rowe Price
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
202402-3282370 F32-050 2/24

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2023	2022
Audit Fees	$23,064	$21,734
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

 (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,524,000 and $2,037,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Index Trust, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 21, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 21, 2024